EMPOWER FUNDS, INC.
Empower Small Cap Growth Fund
Institutional Class Ticker: MXMSX
Investor Class Ticker: MXMTX
(the “Fund”)
Supplement dated June 9, 2023 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated April 28, 2023, as supplemented
Effective June 30, 2023 (“Effective Date”), Allison Lewis, CFA, will be added as a portfolio manager to the Fund. Accordingly, on the Effective Date the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:
Under the “Fund Summary” header, the “Portfolio Managers” section of the Prospectus and Summary Prospectus is hereby deleted in its entirety and replaced with the following:
Portfolio Managers
Name	Title	Portfolio Manager of the Fund Since
Lord Abbett
F. Thomas O’Halloran, J.D., CFA	Partner and Portfolio Manager	2015
Matthew R. DeCicco, CFA	Partner and Director of Equities	2015
Vernon T. Bice, CMT	Portfolio Manager	2019
Steven H. Wortman	Portfolio Manager	2020
Peregrine
William A. Grierson, CFA	Principal and Portfolio Manager	2015
Paul E. von Kuster, CFA	Principal and Portfolio Manager	2015
Ryan H. Smith, CFA	Principal and Portfolio Manager	2021
Samuel D. Smith, CFA	Principal and Portfolio Manager	2021
Allison Lewis, CFA	Portfolio Manager	2023
Under the “Peregrine” sub-section of the “Sub-Advisers” section of the Prospectus, the following paragraph is hereby incorporated:
•Allison Lewis, CFA, Portfolio Manager, has served as portfolio manager of the Fund since 2023 and joined Peregrine in 2022. Prior to joining Peregrine, Ms. Lewis was a Research Analyst at Marsico Capital Management and a Senior Equity Analyst at Invesco.
Under the “Other Accounts Managed” sub-section of the “PEREGRINE CAPITAL MANAGEMENT, LLC” section of the SAI, the table is hereby deleted in its entirety and replaced with the following:
	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
William A. Grierson, CFA	2	$869	1	$93	12	$416	0	$0	0	$0	0	$0
Paul E. von Kuster, CFA	2	$869	1	$93	12	$416	0	$0	0	$0	0	$0
Ryan H. Smith, CFA	2	$869	1	$93	12	$416	0	$0	0	$0	0	$0
Samuel D. Smith, CFA	2	$869	1	$93	12	$416	0	$0	0	$0	0	$0
Allison Lewis, CFA*	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0
* The information provided is as of May 31, 2023.
Under the “Ownership of Securities” sub-section of the “PEREGRINE CAPITAL MANAGEMENT, LLC” section of the SAI, the disclosure is hereby deleted in its entirety and replaced with the following:

Ownership of Securities
The portfolio managers did not own any shares of the Fund as of June 30, 2023.
This Supplement must be accompanied by or read in conjunction with the current Prospectus, Summary Prospectus and SAI for the Fund, each dated April 28, 2023, as supplemented.
Please keep this Supplement for future reference.